Revenue - Marine Segment Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 1,490.2	$ 1,579.8
Net revenue	$ 1,811.6	$ 1,782.4